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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-05793
Invesco Municipal Income Opportunities Trust II

(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)
Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 5/31/11

Item 1. Schedule of Investments.

Invesco Municipal Income Opportunities Trust II
Quarterly Schedule of Portfolio Holdings
May 31, 2011

invesco.com/us                MS-CE-MIO2-QTR-1   05/11                Invesco Advisers, Inc.

Schedule of Investments
May 31, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—105.38%

Alabama—1.02%
Colbert (County of) Northwest Alabama Health Care Authority; Series 2003, Health Care Facilities RB	5.75%	06/01/27	$1,000	$950,850
Huntsville-Redstone Village (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facilities RB	5.50%	01/01/43	345	247,113

				1,197,963

Arizona—2.79%
Pima (County of) Industrial Development Authority (Constellation Schools); Series 2008, Lease RB	7.00%	01/01/38	1,125	1,026,934
Pima (County of) Industrial Development Authority (Global Water Resources LLC); Series 2007, Water & Wastewater RB (a)	6.55%	12/01/37	800	706,432
Pima (County of) Industrial Development Authority (Noah Webster Basic Schools); Series 2004 A, Education RB	6.00%	12/15/24	500	474,685
Pinal (County of) Electrical District No. 4; Series 2008, Electrical System RB	6.00%	12/01/38	620	596,620
Quechan Indian Tribe of Fort Yuma (Indian Reservation California and Governmental Projects); Series 2008, RB	7.00%	12/01/27	500	466,025

				3,270,696

California—6.00%
Alhambra (City of) (Atherton Baptist Homes); Series 2010 A, RB	7.63%	01/01/40	315	322,261
Bakersfield (City of); Series 2007 A, Wastewater RB (INS-AGM) (b)(c)	5.00%	09/15/32	360	364,914
California (County of) Tobacco Securitization Agency (Gold Country); Series 2006 CAB, RB (d)	0.00%	06/01/33	1,695	148,787
California (State of) Municipal Finance Authority (High Tech High); Series 2008 A, Educational Facility RB (e)	5.88%	07/01/28	320	284,717
California (State of) Statewide Communities Development Authority (Aspire Public Schools); Series 2010, School Facility RB	6.38%	07/01/45	375	354,645
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2007 A, RB	5.50%	11/01/38	500	419,125
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing); Series 2007, RB	5.63%	06/01/33	500	425,385
California (State of) Statewide Communities Development Authority (Thomas Jefferson School of Law); Series 2008 A, RB	7.25%	10/01/38	185	187,540
Community Development Commission (National City Redevelopment); Series 2011, Tax Allocation RB	7.00%	08/01/32	375	389,310
Golden State Tobacco Securitization Corp.; Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/47	2,650	1,648,379
Palm Springs (City of) (Palm Springs International Airport); Series 2006, Ref. Sub. Airport Passenger Facilities RB (a)	5.55%	07/01/28	470	404,510
Riverside (County of) Redevelopment Agency (Mid County Redevelopment); Series 2010 C, Tax Allocation RB	6.25%	10/01/40	375	330,862
Sacramento (County of) Community Facilities District No. 05-2 (North Vineyard Station No. 1); Series 2007 A, Special Tax Bonds	6.00%	09/01/37	375	290,813
San Francisco (City of) Redevelopment Financial Authority (Mission Bay South); Series 2011 D, Tax Allocation, RB	7.00%	08/01/41	525	537,505
Southern California Logistics Airport Authority; Series 2008 A, Sub. Tax Allocation CAB RB (d)	0.00%	12/01/44	6,780	334,186
Union (City of) Communities Redevelopment Agency Series 2011, Tax Allocation RB	6.88%	12/01/33	565	584,199

				7,027,138

Colorado—5.16%
Colorado (State of) Health Facilities Authority (Christian Living Communities);
Series 2006 A, RB	5.75%	01/01/37	600	513,768
Series 2009 A, RB	8.25%	01/01/24	400	416,476
Colorado (State of) Housing & Finance Authority (Single Family); Series 1998 B-3, Sr. Sub. RB	6.55%	05/01/25	15	15,141
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust II

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Colorado—(continued)
Colorado (State of) Regional Transportation District (Denver Transit Partners); Series 2010, Private Activity RB	6.00%	01/15/41	$375	$376,012
Copperleaf Metropolitan District No. 2; Series 2006, Limited Tax GO Bonds	5.85%	12/01/26	1,420	1,063,424
Denver (City of) Convention Center Hotel Authority; Series 2006, Ref. Sr. RB (INS-SGI) (b)	5.00%	12/01/35	235	188,672
Elk Valley Public Improvement Corp.; Series 2001 A, RB (f)(h)	7.30%	09/01/11	2,000	2,055,420
Fossil Ridge Metropolitan District No. 1; Series 2010, Ref. Tax Supported GO Bonds	7.25%	12/01/40	500	478,960
Montrose (County of) Memorial Hospital; Series 2003, RB	6.00%	12/01/33	375	353,839
Northwest Metropolitan District No. 3; Series 2005, Limited Tax GO Bonds	6.25%	12/01/35	750	579,180

				6,040,892

District of Columbia—0.89%
District of Columbia (Cesar Chavez Charter School); Series 2011, RB	7.88%	11/15/40	375	377,903
District of Columbia; Series 2009 B, Ref. Sec. Income Tax RB (c)	5.00%	12/01/25	495	544,104
Metropolitan Washington Airports Authority (Caterair International Corp.); Series 1991, Special Facility RB (a)	10.13%	09/01/11	120	119,611

				1,041,618

Florida—11.07%
Alachua (County of) (North Florida Retirement Village, Inc.);
Series 2007, IDR	5.25%	11/15/17	500	465,960
Series 2007, IDR	5.88%	11/15/36	700	538,349
Series 2007, IDR	5.88%	11/15/42	375	280,282
Brevard (County of) Health Facilities Authority (Buena Vida Estates, Inc.); Series 2008, Residential Care Facility RB	6.75%	01/01/37	535	486,497
Broward (County of) (Civic Arena); Series 2006 A, Ref. Professional Sports Facilities Tax RB (INS-AGM/AMBAC) (b)(c)	5.00%	09/01/23	2,735	2,874,430
Florida (State of) Development Finance Corp. (Renaissance Charter School, Inc.); Series 2010 A, Educational Facilities RB	6.00%	09/15/40	375	325,204
Lee (County of) Industrial Development Authority (Cypress Cove Health Park); Series 1997 A, Health Care Facilities RB	6.38%	10/01/25	375	285,881
Mid-Bay Bridge Authority; Series 2011 A, Springing Lien RB	7.25%	10/01/40	375	380,003
Midtown Miami Community Development District; Series 2004 A, Special Assessment RB	6.25%	05/01/37	475	451,639
Orange (County of) Health Facilities Authority (Orlando Lutheran Towers, Inc.);
Series 2005, Ref. Health Care Facility RB	5.70%	07/01/26	500	434,040
Series 2007, First Mortgage RB	5.50%	07/01/38	1,000	779,050
Orange (County of) Health Facilities Authority (Westminster Community Care); Series 1999, RB	6.75%	04/01/34	940	862,892
Pinellas (County of) Health Facilities Authority (The Oaks of Clearwater); Series 2004, Health Care Facilities RB	6.25%	06/01/34	500	504,245
Renaissance Commons Community Development District; Series 2005 A, Special Assessment RB	5.60%	05/01/36	930	732,821
South Miami (City of) Health Facilities Authority (Baptist Health South Florida Obligated Group); Series 2007, Hospital RB (c)	5.00%	08/15/32	2,640	2,619,355
St. Johns (County of) Industrial Development Authority (Presbyterian Retirement Communities); Series 2010 A, RB	6.00%	08/01/45	375	351,300
Tolomato Community Development District; Series 2007, Special Assessment RB	6.55%	05/01/27	600	392,394
University Square Community Development District; Series 2007 A-1, Capital Improvement RB	5.88%	05/01/38	235	200,389

				12,964,731

Georgia—1.28%
Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB	7.38%	01/01/31	375	381,810
Atlanta (City of) (Eastside); Series 2005 B, Tax Allocation RB	5.40%	01/01/20	800	812,832
Clayton (County of) Development Authority (Delta Air Lines, Inc.); Series 2009 B, Special Facilities RB(a)	9.00%	06/01/35	280	301,160

				1,495,802

See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust II

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Hawaii—2.66%
Hawaii (State of) Department of Budget & Finance (15 Craigside); Series 2009 A, Special Purpose RB	8.75%	11/15/29	$375	$408,199
Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Company); Series 2009, Special Purpose RB	6.50%	07/01/39	375	377,336
Hawaii (State of) Department of Budget & Finance (Kahala Nui); Series 2003 A, Special Purpose RB	8.00%	11/15/33	1,000	1,048,260
Hawaii (State of); Series 2008 DK, GO Bonds (c)	5.00%	05/01/23	1,140	1,276,070

				3,109,865

Illinois—10.08%
Bolingbrook (Village of) (Forest City); Series 2005, Special Services Area No. 1 Special Tax Bonds	5.90%	03/01/27	625	504,237
Bolingbrook (Village of); Series 2005, Sales Tax RB	6.25%	01/01/24	500	331,225
Chicago (City of) (Lakeshore East); Series 2003, Special Assessment Improvement Bonds	6.75%	12/01/32	999	976,652
Chicago (City of) Increment Revenue Series 2011 C, COP	7.13%	05/01/25	390	390,702
Cook (County of) Finance Authority (Navistar International Corp.); Series 2010, Recovery Zone Facility RB	6.50%	10/15/40	265	272,439
Illinois (State of) Finance Authority (Elmhurst Memorial Healthcare); Series 2008 A, RB	5.63%	01/01/37	450	402,728
Illinois (State of) Finance Authority (Friendship Village of Schaumburg); Series 2010, RB	7.00%	02/15/38	540	506,012
Illinois (State of) Finance Authority (Kewanee Hospital); Series 2006, RB	5.00%	08/15/26	375	311,295
Illinois (State of) Finance Authority (Luther Oaks); Series 2006 A, RB	6.00%	08/15/39	1,000	773,590
Illinois (State of) Finance Authority (Montgomery Place); Series 2006 A, RB	5.75%	05/15/38	750	610,777
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 A, RB	8.25%	05/15/45	375	370,346
Illinois (State of) Finance Authority (Smith Crossing); Series 2003 A, Health Facilities RB	7.00%	11/15/32	750	680,722
Illinois (State of) Finance Authority (The Admiral at the Lake); Series 2010 A, RB	7.25%	05/15/20	375	364,440
Illinois (State of) Finance Authority (The Landing at Plymouth Place); Series 2005 A, RB	6.00%	05/15/37	1,000	808,350
Illinois (State of) Finance Authority (Villa St. Benedict); Series 2003 A-1, Health Facilities RB (g)	6.90%	11/15/33	1,000	364,900
Illinois (State of) Financial Authority (Dekalb-Northern Student Housing); Series 2011, RB	6.88%	10/01/43	375	378,874
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2010 A, Dedicated State Tax RB (c)	5.50%	06/15/50	360	351,796
Series 2010 B, Ref. CAB RB (INS-AGM) (b)(d)	0.00%	06/15/43	3,750	483,037
Illinois (State of) Toll Highway Authority; Series 2008 B, RB (c)	5.50%	01/01/33	1,200	1,231,560
Long Grove (Village of) (Sunset Grove); Series 2010, Limited Obligation Tax Increment Allocation RB	7.50%	01/01/30	375	353,194
Pingree Grove (Village of) Special Service Area No. 7 (Cambridge Lakes); Series 2006-1, Special Tax Bonds	6.00%	03/01/36	981	848,791
Will-Kankakee Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB (a)	7.00%	12/01/42	550	484,798

				11,800,465

Indiana—1.23%
Crown Point (City of) (Wittenberg Village); Series 2009 A, Economic Development RB	8.00%	11/15/39	375	378,176
Indiana (State of) Finance Authority (King’s Daughters Hospital & Health Services); Series 2010, Hospital RB	5.50%	08/15/45	375	310,972
St. Joseph (County of) (Holy Cross Village at Notre Dame); Series 2006 A, Economic Development RB	6.00%	05/15/38	525	454,361
Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, Hospital RB (e)	5.80%	09/01/47	375	295,538

				1,439,047

Iowa—1.38%
Cass (County of) (Cass County Memorial Hospital); Series 2010 A, Hospital RB	7.25%	06/01/35	375	387,896
Iowa (State of) Finance Authority (Care Initiatives); Series 1996, Ref. Health Care Facilities RB (f)(h)	9.25%	07/01/11	880	912,349
Orange City (City of); Series 2008, Ref. Hospital Capital Loan RN	5.60%	09/01/32	375	315,664

				1,615,909

See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust II

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Kansas—0.38%
Olathe (City of) (Catholic Care Campus, Inc.); Series 2006 A, Senior Living Facility RB	6.00%	11/15/38	$525	$448,371

Louisiana—2.12%
Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB (g)	5.25%	07/01/17	744	372,000
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Westlake Chemical Corp.); Series 2009 A, RB	6.50%	08/01/29	375	386,700
Louisiana (State of) Public Facilities Authority (Lake Charles Memorial Hospital); Series 2007, Ref. Hospital RB (e)	6.38%	12/01/34	600	545,358
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	500	482,735
Tobacco Settlement Financing Corp.; Series 2001 B, Tobacco Settlement Asset-Backed RB	5.88%	05/15/39	750	693,540

				2,480,333

Maryland—3.18%
Annapolis (City of) (Park Place); Series 2005 A, Special Obligation Tax Allocation Bonds	5.35%	07/01/34	1,978	1,666,386
Harford (County of) Series 2011, Special Obligation Tax Allocation RB	7.50%	07/01/40	375	381,360
Maryland (State of) Health & Higher Educational Facilities Authority (King Farm Presbyterian Retirement Community); Series 2007 A, RB	5.30%	01/01/37	500	343,695
Maryland (State of) Industrial Development Financing Authority (Our Lady of Good Counsel High School Facility); Series 2005 A, Economic Development RB	6.00%	05/01/35	500	478,590
Westminster (City of) (Carroll Lutheran Village); Series 2004 A, Economic Development RB	6.25%	05/01/34	1,000	850,140

				3,720,171

Massachusetts—3.86%
Massachusetts (Commonwealth of); Series 2004 A, Ref. Limited Obligation RB (INS-AMBAC) (b)(c)	5.50%	08/01/30	360	425,110
Massachusetts (State of) Development Finance Agency (Evergreen Center Inc.); Series 2005, RB	5.50%	01/01/35	500	426,725
Massachusetts (State of) Development Finance Agency (Linden Ponds Inc.); Series 2007 A, RB	5.75%	11/15/42	375	201,491
Massachusetts (State of) Development Finance Agency (Loomis Community); Series 1999 A, First Mortgage RB	5.75%	07/01/23	1,500	1,459,230
Massachusetts (State of) Development Finance Agency (The Groves in Lincoln); Series 2009 A, Senior Living Facilities RB	7.75%	06/01/39	375	373,511
Massachusetts (State of) Development Finance Agency (The New England Center For Children, Inc.); Series 1998, RB	5.88%	11/01/18	1,110	1,017,160
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	6.88%	01/01/41	375	382,744
Massachusetts (State of) Health & Educational Facilities Authority (Massachusetts Institute of Technology); Series 2002 K, RB (c)	5.50%	07/01/32	190	230,483

				4,516,454

Michigan—0.72%
Dearborn (City of) Economic Development Corp. (Henry Ford Village, Inc.); Series 2008, Ref. Limited Obligation RB	7.00%	11/15/28	450	424,939
Michigan (State of) Strategic Fund (The Dow Chemical Co.); Series 2003 A-1, Ref. Limited Obligation RB (a)(h)(i)	6.75%	06/02/14	375	415,800

				840,739

Minnesota—2.77%
Bloomington (City of) Port Authority (Radisson Blu Moa LLC); Series 2010, Recovery Zone Facilities RB	9.00%	12/01/35	375	380,355
Brooklyn Park (City of) (Prairie Seeds Academy); Series 2009 A, Lease RB	9.25%	03/01/39	350	382,525
Buffalo (City of) (Central Minnesota Senior Housing); Series 2006 A, Ref. Health Care RB	5.50%	09/01/33	750	629,887
Minneapolis (City of) (Fairview Health Services); Series 2008 A, Health Care System RB	6.75%	11/15/32	600	652,218
North Oaks (City of) (Presbyterian Homes of North Oaks, Inc.); Series 2007, Senior Housing RB	6.13%	10/01/39	500	466,655
St. Paul (City of) Housing & Redevelopment Authority (Emerald Gardens); Series 2010, Ref. Tax Increment RB	6.25%	03/01/25	375	367,849
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust II

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Minnesota—(continued)
Winstead (City of) (St. Mary’s Care Center); Series 2010 A, Health Care RB	6.88%	09/01/42	$375	$357,199

				3,236,688

Mississippi—0.34%
Mississippi (State of) Business Finance Corp. (System Energy Resources, Inc.); Series 1998, PCR	5.88%	04/01/22	400	398,128

Missouri—2.91%
Branson (City of) Regional Airport Transportation Development District; Series 2007 B, Airport RB (a)	6.00%	07/01/37	450	194,490
Des Peres (City of) (West County Center); Series 2002 A, Ref. Tax Increment Allocation RB	5.75%	04/15/20	2,000	1,911,560
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2010 A, Retirement Community RB	8.25%	05/15/39	375	383,047
Missouri (State of) Housing Development Commission (Homeownership Loan Program); Series 2000 A-1, Single Family Mortgage RB (INS - GNMA/FNMA) (a)(b)	7.50%	03/01/31	35	36,280
St. Louis (County of) Industrial Development Authority (Ranken-Jordan); Series 2007, Ref. Health Facilities RB	5.00%	11/15/22	500	443,385
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors); Series 2007 A, Senior Living Facilities RB	6.38%	12/01/41	500	434,910

				3,403,672

Nebraska—0.31%
Gage (County of) Hospital Authority No. 1 (Beatrice Community Hospital & Health Center); Series 2010 B, Health Care Facilities RB	6.75%	06/01/35	375	363,754

Nevada—2.00%
Clark (County of) (Special Improvement District No. 142); Series 2003, Local Improvement Bonds	6.38%	08/01/23	930	935,375
Director of the State of Nevada Department of Business & Industry (Las Vegas Monorail); Series 2000, Second Tier RB (g)	7.38%	01/01/40	1,000	1,750
Henderson (City of) Local Improvement District No. T-18; Series 2006, Special Assessment RB	5.30%	09/01/35	675	351,472
Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Increment RB	8.00%	06/15/30	450	507,024
Sparks (City of) Local Improvement Districts No. 3 (Legends at Sparks Marina); Series 2008, Limited Obligation Bonds	6.50%	09/01/20	560	546,286

				2,341,907

New Hampshire—0.32%
New Hampshire (State of) Business Finance Authority (Huggins Hospital); Series 2009, First Mortgage RB	6.88%	10/01/39	375	380,168

New Jersey—4.50%
Essex (County of) Improvement Authority (Newark); Series 2010 A, Lease RB	6.25%	11/01/30	375	392,490
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, Special Facility RB (a)	6.25%	09/15/19	375	359,303
Series 1999, Special Facility RB (a)	6.40%	09/15/23	190	184,112
New Jersey (State of) Economic Development Authority (Franciscan Oaks); Series 1997, First Mortgage RB	5.75%	10/01/23	2,000	1,784,120
New Jersey (State of) Economic Development Authority (Lions Gate); Series 2005 A, First Mortgage RB	5.75%	01/01/25	710	643,352
New Jersey (State of) Economic Development Authority (The Presbyterian Home at Montgomery); Series 2001 A, First Mortgage RB	6.38%	11/01/31	500	428,985
New Jersey (State of) Economic Development Authority (United Methodist Homes of New Jersey Obligated Group); Series 1998, Ref. Economic Development RB	5.13%	07/01/25	1,000	838,470
New Jersey (State of) Health Care Facilities Financing Authority (Raritan Bay Medical Center); Series 1994, RB	7.25%	07/01/27	540	422,701
New Jersey (State of) Tobacco Settlement Financing Corp.; Series 2007 1A, RB	5.00%	06/01/41	340	217,647

				5,271,180

See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust II

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New Mexico—0.31%
New Mexico (State of) Hospital Equipment Loan Council (La Vida Llena); Series 2010 A, First Mortgage RB	6.13%	07/01/40	$375	$362,880

New York—4.32%
Brooklyn (City of) Arena Local Development Corp. (Barclays Center);
Series 2009, CAB RB (d)	0.00%	07/15/35	550	111,799
Series 2009, CAB RB (d)	0.00%	07/15/46	3,750	327,338
Mount Vernon (City of) Industrial Development Agency (Meadowview at Wartburg Senior Housing Inc.); Series 1999, Civic Facility RB	6.15%	06/01/19	790	754,039
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside); Series 2007 A, Continuing Care Retirement Community RB	6.50%	01/01/27	550	524,117
New York (City of) Industrial Development Agency (7 World Trade Center, LLC); Series 2005 A, Liberty RB	6.50%	03/01/35	600	601,680
New York (City of) Liberty Development Corp. (National Sports Museum); Series 2006 A, Liberty RB (e)(g)	6.13%	02/15/19	1,000	10
New York (State of) Dormitory Authority (Orange Regional Medical Center); Series 2008, RB	6.25%	12/01/37	375	350,475
New York City (City of) Industrial Development Agency (Polytechnic University); Series 2007, Civic Facility Ref. RB (INS-ACA) (b)	5.25%	11/01/37	450	428,391
New York City (City of) Liberty Development Corp. (Bank of America Tower at One Bryant Park); Series 2010, Ref. Second Priority Liberty RB	6.38%	07/15/49	375	387,971
New York City (City of); Subseries 2008 L-5, VRD Unlimited Tax GO Bonds (j)	0.75%	04/01/35	1,200	1,200,000
Seneca (County of) Industrial Development Agency (Seneca Meadows, Inc.); Series 2005, Solid Waste Disposal RB (a)(e)(h)(i)	6.63%	10/01/13	375	375,026

				5,060,846

North Carolina—0.59%
North Carolina (State of) Medical Care Commission (Pennybyrn at Maryfield); Series 2005 A, Health Care Facilities RB	6.13%	10/01/35	400	317,672
North Carolina (State of) Medical Care Commission (Whitestone); Series 2011 A, First Mortgage Retirement Facilities RB	7.75%	03/01/41	375	375,311

				692,983

Ohio—2.33%
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 A, Healthcare RB	6.00%	11/01/38	600	497,094
Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Healthcare & Independent Living Facilities RB	5.75%	05/15/27	700	617,589
Lorain (County of) Port Authority (U.S. Steel Corp. Project); Series 2010, Recovery Zone Facility RB	6.75%	12/01/40	375	380,059
Montgomery (County of) (St. Leonard); Series 2010, Ref. & Improvement Health Care MFH RB	6.63%	04/01/40	375	356,738
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR Bonds	5.63%	06/01/18	375	406,080
Toledo-Lucas (County of) Port Authority (Crocker Park Public Improvement); Series 2003, Special Assessment RB	5.38%	12/01/35	450	373,558
Tuscarawas (County of) (Twin City Hospital); Series 2007, Hospital Facilities RB (g)	6.35%	11/01/37	350	94,430

				2,725,548

Oklahoma—1.02%
Citizen Potawatomi Nation; Series 2004 A, Sr. Obligation Tax RB	6.50%	09/01/16	450	429,273
Oklahoma (State of) Development Finance Authority (Comanche County Hospital); Series 2002 B, RB	6.60%	07/01/31	390	394,290
Tulsa (County of) Industrial Authority (Montereau, Inc.); Series 2010 A, Senior Living Community RB	7.25%	11/01/45	375	371,681

				1,195,244

Pennsylvania—5.74%
Allegheny (County of) Industrial Development Authority (Propel Charter-Montour); Series 2010 A, Charter School RB	6.75%	08/15/35	375	332,197
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust II

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania—(continued)
Allegheny (County of) Redevelopment Authority (Pittsburgh Mills); Series 2004, Tax Allocation RB	5.60%	07/01/23	$500	$455,285
Bucks (County of) Industrial Development Authority (Ann’s Choice, Inc. Facility); Series 2005 A, Retirement Community RB	6.25%	01/01/35	1,000	884,640
Chester (County of) Industrial Development Authority (RHA/Pennsylvania Nursing Homes, Inc); Series 2002, First Mortgage RB	8.50%	05/01/32	2,760	2,738,362
Harrisburg (City of) Authority (Harrisburg University of Science); Series 2007 B, University RB	6.00%	09/01/36	750	647,400
Montgomery (County of) Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB	6.63%	12/01/30	375	379,665
Pennsylvania (State of) Intergovernmental Cooperation Authority (City of Philadelphia Funding Program); Series 2009, Ref. Special Tax RB (c)	5.00%	06/15/21	1,125	1,278,968

				6,716,517

Puerto Rico—0.28%
Puerto Rico (Commonwealth of) Sales Tax Financing Corp.; Series 2010 A, Sales Tax CAB RB (d)	0.00%	08/01/34	1,500	328,065

South Carolina—1.76%
Georgetown (County of) (International Paper Co.); Series 2000 A, Ref. Environmental Improvement RB	5.95%	03/15/14	250	270,447
Myrtle Beach (City of) (Myrtle Beach Air Force Base); Series 2006 A, Tax Increment RB	5.25%	10/01/26	975	753,295
South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman); Series 2007 A, RB	6.00%	11/15/37	575	229,828
South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons); Series 2006, Ref. First Mortgage Health Facilities RB	5.13%	10/01/26	1,000	809,930

				2,063,500

Tennessee—2.46%
Johnson (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2006 A, First Mortgage Hospital RB	5.50%	07/01/31	800	735,272
Shelby (County of) Health Educational & Housing Facilities Board (The Village at Germantown); Series 2003 A, Residential Care Facility Mortgage RB	7.25%	12/01/34	1,000	921,580
Shelby (County of) Health Educational & Housing Facilities Board (Trezevant Manor); Series 2006 A, RB	5.75%	09/01/37	1,000	842,270
Trenton (City of) Health & Educational Facilities Board (RHA/Trenton MR, Inc.); Series 2009, RB	9.25%	04/01/39	375	379,401

				2,878,523

Texas—10.67%
Alliance Airport Authority Inc. (American Airlines Inc.); Series 2007, Ref. Special Facilities RB (a)	5.25%	12/01/29	375	249,405
Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB(a)	4.85%	04/01/21	450	464,517
Austin (City of) Convention Enterprises, Inc.; Series 2006 B, Ref. Convention Center Hotel Second Tier RB (e)	5.75%	01/01/34	500	416,600
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/45	375	375,596
Clifton Higher Education Finance Corp. (Uplift Education); Series 2010 A, Education RB	6.25%	12/01/45	375	334,586
Decatur (City of) Hospital Authority (Wise Regional Health System); Series 2004 A, Hospital RB	7.13%	09/01/34	660	635,164
HFDC of Central Texas, Inc. (Legacy at Willow Bend); Series 2006 A, Retirement Facilities RB	5.75%	11/01/36	375	298,455
HFDC of Central Texas, Inc. (Sears Tyler Methodist); Series 2009 A, RB	7.75%	11/15/44	375	351,964
Houston (City of) (Continental Airlines, Inc. Terminal E);
Series 2001 E, Airport System Special Facilities RB (a)	6.75%	07/01/21	375	370,399
Series 2001 E, Airport System Special Facilities RB (a)	6.75%	07/01/29	185	181,023
Houston (City of) Health Facilities Development Corp. (Buckingham Senior Living Community); Series 2004 A, Retirement Facilities RB (f)(h)	7.13%	02/15/14	1,000	1,174,280
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust II

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas—(continued)
Houston (City of) Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2011 A, Higher Education RB	6.88%	05/15/41	$375	$383,711
Love Field Airport Modernization Corp. (Southwest Airlines Co. — Love Field Modernization Program); Series 2010, Special Facilities RB	5.25%	11/01/40	375	339,158
Lubbock (City of) Health Facilities Development Corp. (Carillon); Series 2005 A, Ref. First Mortgage RB	6.50%	07/01/26	825	750,469
North Texas Tollway Authority; Series 2008 A, First Tier RB (INS-BHAC) (b)(c)	5.75%	01/01/48	1,125	1,175,951
Tarrant (County of) Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2009 B-2, Retirement Facility RB	6.50%	02/15/14	250	242,287
Tarrant (County of) Cultural Education Facilities Finance Corp. (Mirador); Series 2010 A, Retirement Facility RB	8.13%	11/15/39	565	558,050
Tarrant (County of) Cultural Education Facilities Finance Corp. (Northwest Senior Housing Corp.-Edgemere); Series 2006 A, Retirement Facilities RB	6.00%	11/15/36	400	368,280
Texas (State of) Department of Housing & Community Affairs; Series 2007 B, Single Family Mortgage RB (INS- GNMA/FNMA/FHLMC) (a)(b)(c)	5.15%	09/01/27	2,300	2,309,453
Texas (State of) Public Finance Authority Charter School Finance Corp. (Odyssey Academy, Inc.); Series 2010 A, Educational RB	7.13%	02/15/40	375	371,685
Texas (State of) Turnpike Authority; Series 2002, CAB RB (INS-AMBAC) (b)(d)	0.00%	08/15/33	1,560	367,318
Texas Private Activity Bond Surface Transportation Corp. (North Transit Express Mobility); Series 2009, Sr. Lien RB	6.88%	12/31/39	375	394,170
Travis (County of) Health Facilities Development Corp. (Westminster Manor); Series 2010, RB	7.00%	11/01/30	375	374,970

				12,487,491

Utah—0.83%
Emery (County of) (Pacificorp); Series 1996, Environmental Improvement RB (a)	6.15%	09/01/30	650	638,352
Utah (State of) Charter School Finance Authority (North Davis Preparatory Academy); Series 2010, Charter School RB	6.38%	07/15/40	375	336,844

				975,196

Virginia—4.05%
Chesterfield (County of) Economic Development Authority (Brandermill Woods); Series 1998, Ref. Mortgage RB (e)	6.50%	01/01/28	4,419	3,812,395
Peninsula Town Center Community Development Authority; Series 2007, Special Obligation RB	6.45%	09/01/37	496	453,418
Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2009, RB (e)	9.00%	07/01/39	450	471,983

				4,737,796

Washington—1.57%
King (County of) Public Hospital District No. 4 (Snoqualime Valley Hospital); Series 2009, Ref. Improvement Limited Tax GO Bonds	7.25%	12/01/38	375	379,481
Seattle (Port of) Industrial Development Corp. (Northwest Airlines, Inc.); Series 2001, Special Facilities RB (a)	7.25%	04/01/30	600	587,568
Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association); Series 2009, RB	7.00%	07/01/39	375	385,433
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2009, RB	7.38%	03/01/38	450	490,752

				1,843,234

West Virginia—0.60%
West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, Hospital RB	6.50%	10/01/38	750	697,643

Wisconsin—1.88%
Wisconsin (State of) Health & Educational Facilities Authority (Beaver Dam Community Hospitals, Inc.); Series 2004 A, RB	6.75%	08/15/34	1,250	1,220,525
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB	6.38%	02/15/29	575	610,644
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust II

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Wisconsin—(continued)
Wisconsin (State of) Public Finance Authority (Glenridge Palmer Ranch); Series 2011 A, Continuing Care Retirement Community RB	8.25%	06/01/46	$375	$367,643

				2,198,812

TOTAL INVESTMENTS(k) —105.38% (Cost $133,095,950)				123,369,969

Floating Rate Note Obligations—(6.75)%
Notes with interest rates ranging from 0.18% to 0.32% at 05/31/11 and contractual maturities of collateral ranging from 06/15/21 to 06/15/50 (See Note 1D) (l)				(7,900,000)

OTHER ASSETS LESS LIABILITIES—5.38%				1,599,810

NET ASSETS—100.00%				$117,069,779

Investment Abbreviations:

ACA	— ACA Financial Guaranty Corp.

AGM	— Assured Guaranty Municipal Corp.

AMBAC	— American Municipal Bond Assurance Corp. (AMBAC filed for bankruptcy on November 8, 2010)

BHAC	— Berkshire Hathaway Assurance Corp.

CAB	— Capital Appreciation Bonds

COP	— Certificates of Participation

FHLMC	— Federal Home Loan Mortgage Corp.

FNMA	— Federal National Mortgage Association

GNMA	— Government National Mortgage Association

GO	— General Obligation

IDR	— Industrial Development Revenue Bonds

INS	— Insurer

MFH	— Multi-Family Housing

PCR	— Pollution Control Revenue Bonds

RB	— Revenue Bonds

Ref.	— Refunding

RN	— Revenue Notes

SGI	— Syncora Guarantee, Inc.

Sr.	— Senior

Sub.	— Subordinated

VRD	— Variable Rate Demand
Notes to Schedule of Investments:
(a)	Security subject to the alternative minimum tax.

(b)	Principal and/or interest payments are secured by the bond insurance company listed.

(c)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1D.

(d)	Zero coupon bond issued at a discount.

(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2011 was $6,201,627, which represented 5.30% of the Trust’s Net Assets.

(f)	Advance refunded.

(g)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at May 31, 2011 was $833,090, which represented 0.71% of the Trust’s Net Assets.

(h)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust II

(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2011.

(j)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2011.

(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

(l)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at May 31, 2011. At May 31, 2011, the Trust’s investments with a value of $14,682,194 are held by Dealer Trusts and serve as collateral for the $7,900,000 in the floating rate note obligations outstanding at that date.
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust II

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such
Invesco Municipal Income Opportunities Trust II

transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.
     TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
     The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
     The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
E.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
     Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities,
Invesco Municipal Income Opportunities Trust II

interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of May 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended May 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$123,369,969	$—	$123,369,969
NOTE 3 — Investment Securities
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$3,056,132
Aggregate unrealized (depreciation) of investment securities	(12,627,149)

Net unrealized appreciation (depreciation) of investment securities	$(9,571,017)

Cost of investments for tax purposes is $132,940,986.
Invesco Municipal Income Opportunities Trust II

Item 2. Controls and Procedures.
(a)	As of June 10, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 10, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Municipal Income Opportunities Trust II

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: July 29, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: July 29, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: July 29, 2011

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.